Equity (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Jul. 02, 2025	May 01, 2025	Oct. 01, 2024	May 10, 2024	Jul. 31, 2020	Mar. 31, 2026	Oct. 15, 2025	Oct. 10, 2025	Jun. 30, 2025	Mar. 31, 2025
Class of Stock [Line Items]
Ordinary shares issued				480,000
Ordinary shares par value per share		$ 0.0002	$ 0.0002	$ 0.0002		$ 0.0002				$ 0.0002
Ordinary shares, value			$ 54	$ 96
Stock option granted		90,000	270,000
Preferred stock, shares authorized						5,000,000	5,000,000			5,000,000
Preferred stock, par value						$ 0.0002	$ 0.0002			$ 0.0002
Preferred stock, shares issued						1,000,000				0
Preferred stock, shares outstanding						1,000,000				0
Class of warrant or right issued					150,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 6.00
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock, par value	$ 0.0002
Preferred stock, voting rights	Each Series A Preference Share entitles the holder to 50 votes.
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								4,000,000
Preferred stock, par value								$ 0.0002
Preferred stock, voting rights						Each Series B Preference Share entitles the holder to 200 votes.
Preferred stock, shares issued						0
Preferred stock, shares outstanding						0
Chief Executive Officer [Member]
Class of Stock [Line Items]
Ordinary shares issued				240,000
Stock option granted			90,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Ordinary shares issued	1,000,000
Chief Financial Officer [Member]
Class of Stock [Line Items]
Ordinary shares issued				240,000
Stock option granted			90,000
Director [Member]
Class of Stock [Line Items]
Stock option granted			90,000